Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of other liabilities

	As of December 31,
	2025	2024
Accounts payable	370,628	222,944
Tax and social security	385,631	146,664
Personal expenses	118,739	106,658
Other liabilities – personal bonuses	113,284	98,680
Interbank transactions	78,774	113,129
Expected credit losses (1)	4,249	4,747
Partnership program liabilities (2)	169,365	107,405
Other Liabilities	90,051	165,085
Total	1,330,721	965,312
(1)	Refers to credit limits granted and not used.
(2)	Related to partnership shares classified as financial instruments, in accordance with IAS 32 (note 19 b)